Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE MID-CAP VALUE FUND, INC.
Entity Central Index Key	0001012678
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005473
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	Investor Class
Trading Symbol	TRMCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Investor Class	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Mid-caps fared well but lagged large-caps and small-caps.

  Stock selection within information technology contributed the most to relative performance against the Russell Midcap Value Index. Shares of memory manufacturer Sandisk soared due to elevated NAND memory demand against a tight supply backdrop. In energy, stock choices added value as shares of TechnipFMC, an oil exploration company, advanced on strong subsea order growth.

  Conversely, stock selection within health care detracted the most from relative performance. Shares of pharmaceutical manufacturer Perrigo fell after multiple stumbles in its infant formula segment. In financials, stock choices detracted as shares of Corpay, a business payments solutions provider, fell due to the earnings impact of weakness in its lodging segment.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market. Our emphasis is on identifying “fixable and lovable” companies with attractive upside relative to downside potential, which has the dual benefits of helping to manage risk and opportunistically adding upside to the portfolio, giving it the potential to generate returns in a variety of macroeconomic environments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (Investor Class)	6.12%	11.81%	11.04%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Value Index (Strategy Benchmark)	11.05	9.83	9.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 14,737,203,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 65,514,000
InvestmentCompanyPortfolioTurnover	55.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$14,737,203 Number of Portfolio Holdings128
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.3%
Industrials & Business Services	18.7
Information Technology	13.6
Health Care	10.1
Real Estate	7.7
Utilities	7.0
Consumer Discretionary	6.5
Energy	6.3
Materials	5.0
Other	3.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Cooper	1.8%
Keysight Technologies	1.6
Middleby	1.5
Corning	1.5
Corpay	1.5
Lazard	1.5
API Group	1.5
Zimmer Biomet Holdings	1.4
StandardAero	1.3
American International Group	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005474
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	Advisor Class
Trading Symbol	TAMVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Advisor Class	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Mid-caps fared well but lagged large-caps and small-caps.

  Stock selection within information technology contributed the most to relative performance against the Russell Midcap Value Index. Shares of memory manufacturer Sandisk soared due to elevated NAND memory demand against a tight supply backdrop. In energy, stock choices added value as shares of TechnipFMC, an oil exploration company, advanced on strong subsea order growth.

  Conversely, stock selection within health care detracted the most from relative performance. Shares of pharmaceutical manufacturer Perrigo fell after multiple stumbles in its infant formula segment. In financials, stock choices detracted as shares of Corpay, a business payments solutions provider, fell due to the earnings impact of weakness in its lodging segment.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market. Our emphasis is on identifying “fixable and lovable” companies with attractive upside relative to downside potential, which has the dual benefits of helping to manage risk and opportunistically adding upside to the portfolio, giving it the potential to generate returns in a variety of macroeconomic environments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (Advisor Class)	5.88%	11.53%	10.75%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Value Index (Strategy Benchmark)	11.05	9.83	9.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 14,737,203,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 65,514,000
InvestmentCompanyPortfolioTurnover	55.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$14,737,203 Number of Portfolio Holdings128
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.3%
Industrials & Business Services	18.7
Information Technology	13.6
Health Care	10.1
Real Estate	7.7
Utilities	7.0
Consumer Discretionary	6.5
Energy	6.3
Materials	5.0
Other	3.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Cooper	1.8%
Keysight Technologies	1.6
Middleby	1.5
Corning	1.5
Corpay	1.5
Lazard	1.5
API Group	1.5
Zimmer Biomet Holdings	1.4
StandardAero	1.3
American International Group	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005475
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	R Class
Trading Symbol	RRMVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - R Class	$136	1.32%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Mid-caps fared well but lagged large-caps and small-caps.

  Stock selection within information technology contributed the most to relative performance against the Russell Midcap Value Index. Shares of memory manufacturer Sandisk soared due to elevated NAND memory demand against a tight supply backdrop. In energy, stock choices added value as shares of TechnipFMC, an oil exploration company, advanced on strong subsea order growth.

  Conversely, stock selection within health care detracted the most from relative performance. Shares of pharmaceutical manufacturer Perrigo fell after multiple stumbles in its infant formula segment. In financials, stock choices detracted as shares of Corpay, a business payments solutions provider, fell due to the earnings impact of weakness in its lodging segment.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market. Our emphasis is on identifying “fixable and lovable” companies with attractive upside relative to downside potential, which has the dual benefits of helping to manage risk and opportunistically adding upside to the portfolio, giving it the potential to generate returns in a variety of macroeconomic environments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (R Class)	5.59%	11.25%	10.48%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Value Index (Strategy Benchmark)	11.05	9.83	9.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 14,737,203,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 65,514,000
InvestmentCompanyPortfolioTurnover	55.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$14,737,203 Number of Portfolio Holdings128
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.3%
Industrials & Business Services	18.7
Information Technology	13.6
Health Care	10.1
Real Estate	7.7
Utilities	7.0
Consumer Discretionary	6.5
Energy	6.3
Materials	5.0
Other	3.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Cooper	1.8%
Keysight Technologies	1.6
Middleby	1.5
Corning	1.5
Corpay	1.5
Lazard	1.5
API Group	1.5
Zimmer Biomet Holdings	1.4
StandardAero	1.3
American International Group	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159685
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	I Class
Trading Symbol	TRMIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - I Class	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Mid-caps fared well but lagged large-caps and small-caps.

  Stock selection within information technology contributed the most to relative performance against the Russell Midcap Value Index. Shares of memory manufacturer Sandisk soared due to elevated NAND memory demand against a tight supply backdrop. In energy, stock choices added value as shares of TechnipFMC, an oil exploration company, advanced on strong subsea order growth.

  Conversely, stock selection within health care detracted the most from relative performance. Shares of pharmaceutical manufacturer Perrigo fell after multiple stumbles in its infant formula segment. In financials, stock choices detracted as shares of Corpay, a business payments solutions provider, fell due to the earnings impact of weakness in its lodging segment.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market. Our emphasis is on identifying “fixable and lovable” companies with attractive upside relative to downside potential, which has the dual benefits of helping to manage risk and opportunistically adding upside to the portfolio, giving it the potential to generate returns in a variety of macroeconomic environments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (I Class)	6.27%	11.97%	11.20%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Value Index (Strategy Benchmark)	11.05	9.83	9.78

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 14,737,203,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 65,514,000
InvestmentCompanyPortfolioTurnover	55.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$14,737,203 Number of Portfolio Holdings128
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.3%
Industrials & Business Services	18.7
Information Technology	13.6
Health Care	10.1
Real Estate	7.7
Utilities	7.0
Consumer Discretionary	6.5
Energy	6.3
Materials	5.0
Other	3.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Cooper	1.8%
Keysight Technologies	1.6
Middleby	1.5
Corning	1.5
Corpay	1.5
Lazard	1.5
API Group	1.5
Zimmer Biomet Holdings	1.4
StandardAero	1.3
American International Group	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219316
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	Z Class
Trading Symbol	TRTZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Mid-caps fared well but lagged large-caps and small-caps.

  Stock selection within information technology contributed the most to relative performance against the Russell Midcap Value Index. Shares of memory manufacturer Sandisk soared due to elevated NAND memory demand against a tight supply backdrop. In energy, stock choices added value as shares of TechnipFMC, an oil exploration company, advanced on strong subsea order growth.

  Conversely, stock selection within health care detracted the most from relative performance. Shares of pharmaceutical manufacturer Perrigo fell after multiple stumbles in its infant formula segment. In financials, stock choices detracted as shares of Corpay, a business payments solutions provider, fell due to the earnings impact of weakness in its lodging segment.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market. Our emphasis is on identifying “fixable and lovable” companies with attractive upside relative to downside potential, which has the dual benefits of helping to manage risk and opportunistically adding upside to the portfolio, giving it the potential to generate returns in a variety of macroeconomic environments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Mid-Cap Value Fund (Z Class)	6.98%	12.71%	20.76%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell Midcap Value Index (Strategy Benchmark)	11.05	9.83	17.91

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 14,737,203,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 65,514,000
InvestmentCompanyPortfolioTurnover	55.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$14,737,203 Number of Portfolio Holdings128
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.3%
Industrials & Business Services	18.7
Information Technology	13.6
Health Care	10.1
Real Estate	7.7
Utilities	7.0
Consumer Discretionary	6.5
Energy	6.3
Materials	5.0
Other	3.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Cooper	1.8%
Keysight Technologies	1.6
Middleby	1.5
Corning	1.5
Corpay	1.5
Lazard	1.5
API Group	1.5
Zimmer Biomet Holdings	1.4
StandardAero	1.3
American International Group	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless